Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Preferred stock par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	31,755,169	19,238,972
Common stock, shares outstanding	31,755,169	19,238,972
Series B Convertible Preferred Stock [Member]
Preferred stock par value (in dollars per share)	$ 0.001
Preferred stock shares authorized	13,780	13,780
Preferred stock, shares issued	0	4,571
Preferred stock, shares outstanding	0	4,571
Preferred stock, aggregate liquidation preference	$ 0	$ 0